Share-based option plan (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Movement of compensation plans [Table Text Block]
The movement of the plans is shown below:

	Number of shares
Description	Option plan	RSU	Phantom shares	Total

At December 31, 2022	19,069,705	1,795,401	326,472	21,191,578

Granted	1,800,000	500,000	—	2,300,000
Exercised	(124,388)	(609,313)	(22,884)	(756,585)
Canceled	(223,633)	(142,023)	(56,658)	(422,314)
At December 31, 2023	20,521,684	1,544,065	246,930	22,312,679

Granted	4,200,000	1,007,253	—	5,207,253
Exercised	(3,000)	(608,472)	(18,177)	(629,649)
Canceled	(94,181)	(101,824)	(47,742)	(243,747)
At December 31, 2024	24,624,503	1,841,022	181,011	26,646,536

	December 31,
Description	2024	2023

Share price (in reais)	3.54	16.01
Weighted average price of the stock option (in reais)	5.97	12.93
Weighted average price of the phantom shares (in reais)	10.35	10.35
Cash inflow stock option plan	18	1,608
Flat cash inflow of phantom shares	188	237
Total obligation related to the phantom shares plan	36	1,736
Income tax regarding RSU transfer	1,439	3,239
Number of shares equivalent to RSU IR	167,093	167,447

Disclosure of expenses of share-based compensation plans [Table Text Block]
The expenses of share-based compensation plans are shown below:

	Years ended December 31,
Description	2024	2023	2022

Option plan	38,794	61,646	29,368
RSU	6,361	9,093	1,366
Phantom shares	(1,700)	904	(48,984)
	43,455	71,643	(18,250)

Detailed information of option plan [Table Text Block]
During the fourth quarter the 2024, the Company granted two programs with the following conditions:

Date of grant	Option exercise price (in R$)	Fair value of the option on the grant (in R$)	Historical volatility	Expected dividend	Average risk-free rate of return	Exercise rate per tranche	Deadline remainder of vesting period (in years)	Purchasing period up to (years)	Total options granted	Total outstanding options	Total options available for exercise

December 11, 2009	3.42	1.93	47.7%	1.1%	8.8%	25.0%	0	4.0	5,032,800	180,870	180,870
March 24, 2011	6.44	4.16	54.8%	1.1%	12.0%	25.0%	0	4.0	1,572,000	84,000	84,000
April 5, 2011	6.44	4.16	54.8%	1.1%	12.0%	25.0%	0	4.0	656,000	6,200	6,200
June 30, 2014	19.15	11.01	40.6%	1.1%	12.5%	25.0%	0	4.0	2,169,122	708,993	708,993
July 1, 2015	14.51	10.82	40.6%	1.1%	15.7%	25.0%	0	4.0	627,810	177,592	177,592
July 1, 2016	14.50	10.14	43.1%	1.1%	12.2%	25.0%	0	4.0	820,250	280,124	280,124
July 6, 2017	22.57	12.82	43.4%	1.1%	10.3%	25.0%	0	4.0	680,467	442,796	442,796
August 8, 2022	11.07	8.10	70.0%	—%	13.0%	25.0%	1.6	4.0	1,774,418	1,701,057	865,714
August 8, 2022	11.07	6.40	68.8%	—%	13.2%	33.3%	0.6	3.0	1,514,999	1,381,249	1,029,124
August 19, 2022	11.07	7.39	67.2%	—%	13.6%	100.0%	0	1.0	4,900,000	4,824,333	4,824,333
August 19, 2022	11.07	11.54	74.6%	—%	12.7%	33.0%	2.6	5.0	8,900,000	8,900,000	—
July 7, 2023	15.60	10.80	75.4%	—%	10.5%	25.0%	2.5	4.0	1,800,000	1,737,289	439,630
October 23, 2024	4.04	3.25	73.0%	—%	12.9%	25.0%	3.8	4.0	2,200,000	2,200,000	—
December 14, 2024	4.17	2.16	72.8%	—%	14.8%	25.0%	4.0	4.0	2,000,000	2,000,000	—
									34,647,866	24,624,503	9,039,376

Detailed information about RSU [Table Text Block]
During the fourth quarter the 2024, the Company granted two programs with the following conditions:

Date of grant	Exercise rate per tranche	Fair value of share (in reais)	Remaining term of the vesting period (in years)	Purchasing period up to (years)	Total granted	Total not exercised

July 7, 2021	25.0%	42.67	0.5	4.0	300,000	55,017
July 7, 2022	25.0%	11.72	1.5	4.0	335,593	143,243
July 7, 2022	25.0%	11.72	1.5	4.0	671,186	270,095
July 7, 2023	25.0%	19.32	3.8	4.0	500,000	365,414
October 23, 2024	25.0%	5.48	2.5	4.0	671,502	671,502
December 13, 2024	25.0%	4.17	4.0	4.0	335,751	335,751
					2,814,032	1,841,022

Detailed information about phantom shares [Table Text Block]

Date of grant	Option exercise price (in reais)	Average fair value of option	Historical volatility	Expected dividend	Average risk-free rate of return	Exercise rate per tranche	Remaining term of the vesting period (in years)	Purchasing period up to (years)	Total granted	Total outstanding	Total options available for exercise

August 7, 2018	20.43	0.04	75.8%	0%	15.4%	25.0%	0.0	4.0	707,400	53,520	53,520
April 30, 2020	10.35	0.22	75.8%	0%	15.4%	33.3%	0.0	3.0	3,250,000	99,761	99,761
April 30, 2020	10.35	0.47	75.7%	0%	15.7%	25.0%	0.0	4.0	1,600,000	26,300	26,300
August 17, 2021	33.99	0.16	75.0%	0%	15.7%	25.0%	0.6	4.0	580,000	1,430	1,430
									6,137,400	181,011	181,011